18. Authorizations payable (Details Narrative) R$ in Thousands		12 Months Ended
		Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jun. 30, 2015 BRL (R$)	Dec. 05, 2014 BRL (R$) Number
AuthorizationsPayableLineItems [Line Items]
Renewal of authorizations	[1]	R$ 199,363	R$ 300,253
Authorizations payable		R$ 326,337	413,800
Civil Proceedings - ANATEL [Member]
AuthorizationsPayableLineItems [Line Items]
Renewal term		15 years
Percentage of revenue		2.00%
Maturity term of authorization		2 years
Authorizations payable		R$ 199,363	R$ 300,253
Civil Proceedings - ANATEL [Member] | Authorization Instrument [Member]
AuthorizationsPayableLineItems [Line Items]
Authorizations payable					R$ 1,678,000
Number of band | Number					700
Remaining authorizations payable					R$ 61,000
Total commitment					R$ 1,199,000
Surplus charges		R$ 127,000		R$ 61,000

[1]	In order to provide SMP services, the subsidiary obtained radio frequency authorizations for a fixed period, renewable for a further 15 years. The extension of the right-of-use includes the payment of 2% of the net revenue recorded in the regions covered by the authorization that ends every two years. As at December 31, 2019, the subsidiary had balance due related to the renewal of authorizations in the amount of R$199,363 (R$300,253 as at December 31, 2018).